DEVELOPMENT AND PRODUCTION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Development and production assets, at cost:
Producing assets				$ 778,735	$ 838,792
Wells-in-progress				954	4,997
Undeveloped assets				31,580	30,119
Development and production assets, at cost:				811,269	873,908
Accumulated depletion				(277,098)	(258,613)
Accumulated impairment				(136,643)	(258,277)
Total development and production expenditure				397,528	357,018
Less amount classified as asset held for sale				(61,064)	(18,309)
Total Development and Production Expenditure, net of assets held for sale	$ 338,709	$ 250,922	$ 250,922	$ 338,796	$ 338,709
Development expenditure
Balance at the beginning of the period	338,709	250,922
Amounts capitalised during the period	115,120	57,893
Fair value of assets acquired		23,873
Revision to restoration provision	1,550	3,238
Depreciation and amortisation expense	(58,361)	(48,147)	(94,584)
Impairment expense (adjustment)	5,583	10,203	321,918
Development and production assets sold during the period		(5,030)
Balance at end of period	338,796	338,709	$ 250,922
Capitalization of borrowing cost as part of oil and gas properties	1,400	1,100
Interest amount capitalized (as a percent)				10.20%	6.70%
Development and production assets
Development and production assets, at cost:
Less amount classified as asset held for sale				$ (58,732)	$ (18,309)
Development expenditure
Depreciation and amortisation expense	(57,851)	(47,490)
Impairment expense (adjustment)		(3,409)
Reclassifications from assets held for sale		77,021
Reclassifications to assets held for sale	$ (58,732)	$ (18,309)
Eagle Ford | Development and production assets
Development expenditure
Percentage of assets classified as held for sale		25.00%